Appendix V (Tables)	12 Months Ended
Dec. 31, 2017
Appendix V
Schedule of Liquidity for Distribution of Interim Dividend

(Expressed in thousands of Euros)

Thousands of Euros
Forecast profits distributable for 2017:
Projected profits net of taxes until 31/12/2017	273,472
Less, charge required to legal reserve	—

Estimated profits distributable for 2017	273,472

Interim dividend distributed	122,986

Forecast cash for the period 15 December 2017 to 15 December 2018:
Cash balances at 15 December 2017	—
Projected amounts collected	475,209
Projected payments, including interim dividend	468,117

Projected cash balances at 15 December 2018	7,092

This appendix forms an integral part of note 15 to the consolidated financial statements.

(Expressed in thousands of Euros)

Thousands of Euros
Forecast profits distributable for 2016:
Projected profits net of taxes until 31/12/2016	319,133
Less, charge required to legal reserve	—

Estimated profits distributable for 2016	319,133

Interim dividend distributed	122,908

Forecast cash for the period 07 December 2016 to 07 December 2017:
Cash balances at 07 December 2016	5,521
Projected amounts collected	497,058
Projected payments, including interim dividend	471,686

Projected cash balances at 07 December 2017	30,893

This appendix forms an integral part of note 15 to the consolidated financial statements.